UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Managing Director
Phone:  (302) 234-5750


Signature, Place and Date of Signing:

/s/ Richard E. Carlson             Hockessin, DE               August 10, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number              Name

     028-03420                         Ashford Capital Management Inc.
     028-02635                         Gardner, Russo & Gardner
     028-04558                         Parametric Portfolio Associates
     028-10779                         New Generation Advisers Inc.
     028-01658                         Chieftain Capital Management Inc.
     028-00154                         Ruane, Cunnif & Goldfarb

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $6,226
                                        (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2    COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8

                              TITLE                     VALUE     SHRS OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS     CUSIP        (X$1000)  PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
--------------                --------     -----        --------  -------  --- ----   ----------   --------   -----   ------  ----
ABBOTT LABS                   COM          002824100    4769      101,950  SH         SOLE         NONE       101,950
BANK OF AMERICA CORPORATION   COM          060505104     458       31,879  SH         SOLE         NONE        31,879
EXXON MOBIL CORP              COM          30231G102     405        7,097  SH         SOLE         NONE         7,097
GENERAL ELECTRIC CO           COM          369604103     216       14,950  SH         SOLE         NONE        14,950
JOHNSON & JOHNSON             COM          478160104     378        6,400  SH         SOLE         NONE         6,400




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